Note 6 - Operating Profit	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of Operating Profit [Text Block]
6
.

 Operating Profit

Operating profit is stated after charging:

(US dollars in thousands)	2018	2017	2016
Amortization of intangible assets	840	548	-
Depreciation of property, plant and equipment	420	103	-
Operating lease costs – land and buildings	304	174	-
Gain/(loss) on foreign exchange	59	-	-
Auditors’ remuneration – audit fees	414	246	-
Auditors’ remuneration – audit related services	-	57	-
Auditors’ remuneration – tax services	13	-	-
Directors emoluments	1,131	1,705	-
Gain/(loss) on disposal of assets	1,356	-	-

Auditors’ remuneration – audit related services for the year ended
March 31, 2017,
represents costs incurred for the review of the Company’s registration statement by Marcum LLP.